Operating Expenses - Schedule of Cost of Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Cost of Revenue [Line Items]
Cost of revenues	$ 4,577,023	$ 3,542,796	$ 13,590,762	$ 10,910,324
Personnel expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	1,413,141	1,147,523	4,322,895	3,991,175
Rental vehicle maintenance and repair expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	522,527	254,755	1,288,638	721,402
Data cost expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	724,583	583,597	2,395,578	1,351,580
Depreciation and amortization expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	460,116	723,201	1,675,933	2,319,693
Operating lease expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	257,965	74,569	784,481	730,931
Commission expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	722,109	261,792	1,661,427	547,920
Other [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	$ 476,582	$ 497,359	$ 1,461,810	$ 1,247,623